Schedule I - Condensed Financial Information of Registrant - Condensed Statements of Operations and Comprehensive Income (Details 2) (10-K) - USD ($)	3 Months Ended									5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Investment income	$ 22,000,000		$ 11,000,000								$ 66,000,000	$ 44,000,000	$ 52,000,000	$ 39,000,000	$ 35,000,000
Provision for (benefit from) income taxes	8,000,000	$ (148,000,000)	2,000,000	$ (8,000,000)	$ 7,000,000	$ (13,000,000)	$ 235,000,000	$ 44,000,000	$ 31,000,000		111,000,000	1,000,000	0	0	(16,000,000)
Net income (loss)	$ 25,000,000	$ (192,000,000)	$ 20,000,000	$ 19,000,000	$ 31,000,000	$ (25,000,000)	$ 462,000,000	$ 103,000,000	$ 68,000,000		$ 216,000,000	$ 75,000,000
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Interest income from affiliate										$ 200,000,000			1,300,000,000	800,000,000	200,000,000
Investment income													1,000,000	0	0
Income before provision for income taxes													14,000,000	8,000,000	2,000,000
Provision for (benefit from) income taxes													5,000,000	3,000,000	1,000,000
Equity in underdistributed net income from subsidiaries													(251,000,000)	500,000,000	37,000,000
Net income (loss)													(242,000,000)	505,000,000	38,000,000
Other comprehensive income, net of tax													(36,000,000)	(25,000,000)	1,000,000
Comprehensive income (loss)													$ (278,000,000)	$ 480,000,000	$ 39,000,000